Options Plans (Details Textual) - Options plan [Member] - Chairman [Member]	Oct. 13, 2016 ₪ / shares shares
Options Plans (Textual)
Options exercisable | shares	38,445
Percentage of issued and outstanding share capital	0.40%
Options exercise price | ₪ / shares	₪ 13.426
Option term	5 years
Options vested equally over period	3 years